Cover	Nov. 28, 2022
Cover [Abstract]
Entity Registrant Name	Pharmagreen Biotech Inc.
Entity Central Index Key	0001435181
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 28, 2022
Entity Incorporation State Country Code	NV
Entity File Number	000-56090
Entity Tax Identification Number	98-0491567
Entity Address City Or Town	Coquitlam
Entity Address State Or Province	BC
Entity Address Postal Zip Code	V3E 3A2
Entity Address Address Line 1	2987 Blackbear Court
City Area Code	702
Local Phone Number	803-9404
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares
Trading Symbol	PHBI